Merger and Issuance of Common Stock to Terra Offshore REIT - Narratives - Terra JV, LLC (Details)	12 Months Ended
	Dec. 31, 2021	Feb. 28, 2020
Terra JV
Business Acquisition
Equity Method Investment, Ownership Percentage	87.40%
Terra Fund 5
Business Acquisition
Equity Method Investment, Ownership Percentage		98.60%
Terra Fund 5 | Terra JV
Business Acquisition
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	87.60%
Threshold For Nomination Rights	10.00%
Terra Fund 7 | Terra JV
Business Acquisition
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	12.40%